Share-based payments - Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined) (Detail)	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares
Share incentive plan | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,810,128	2,810,128	2,585,679	2,585,679
Number of non-vested shares, awarded (in shares)	1,360,676	1,360,676	1,298,578	1,298,578
Number of non-vested shares, forfeited (in shares)	(115,973)	(115,973)	(113,473)	(113,473)
Number of non-vested shares, cancelled	(94,111)	(94,111)	(71,160)	(71,160)
Number of non-vested shares, vested (in shares)	(909,986)	(909,986)	(889,496)	(889,496)
Number of non-vested shares, ending balance (in shares)	3,050,734	3,050,734	2,810,128	2,810,128
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 50.36		£ 47.22
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	46.54		49.59
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	47.67		57.02
Weighted average fair value at grant date, non-vested shares, cancelled | £ / shares	44.97		46.21
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	52.00		39.59
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 48.43		£ 50.36
Share incentive plan | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,580,993	2,580,993	2,340,705	2,340,705
Number of non-vested shares, awarded (in shares)	1,189,754	1,189,754	1,159,498	1,159,498
Number of non-vested shares, forfeited (in shares)	(152,069)	(152,069)	(144,531)	(144,531)
Number of non-vested shares, cancelled	(70,514)	(70,514)	(61,993)	(61,993)
Number of non-vested shares, vested (in shares)	(767,686)	(767,686)	(712,686)	(712,686)
Number of non-vested shares, ending balance (in shares)	2,780,478	2,780,478	2,580,993	2,580,993
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 103.11		$ 95.27
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		110.96		107.86
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		106.75		102.40
Weighted average fair value at grant date, non-vested shares, cancelled | $ / shares		98.85		93.15
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		105.79		86.09
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 105.64		$ 103.11
– Management Share Awards | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,321,207	1,321,207
Number of non-vested shares, ending balance (in shares)	1,337,860	1,337,860	1,321,207	1,321,207
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 54.05
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 52.10		£ 54.05
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	569,907	569,907	537,748	537,748
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 51.97		£ 57.86
– Management Share Awards | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,211,757	1,211,757
Number of non-vested shares, ending balance (in shares)	1,228,291	1,228,291	1,211,757	1,211,757
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 113.03
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 115.71		$ 113.03
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	458,429	458,429	476,813	476,813
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 123.92		$ 121.87
– Bonus Deferral Awards | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	102,388	102,388
Number of non-vested shares, ending balance (in shares)	74,844	74,844	102,388	102,388
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 55.64
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 50.75		£ 55.64
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	90,422	90,422	87,475	87,475
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 50.18		£ 55.43
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 0		£ 0
– Bonus Deferral Awards | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	56,597	56,597
Number of non-vested shares, ending balance (in shares)	39,652	39,652	56,597	56,597
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 113.90
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 117.82		$ 113.90
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	44,477	44,477	23,569	23,569
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 119.53		$ 123.91
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 0		$ 0
– Global Employee Share Plan | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,350,559	1,350,559
Number of non-vested shares, ending balance (in shares)	1,593,851	1,593,851	1,350,559	1,350,559
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 46.22
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 45.11		£ 46.22
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	431,973	431,973	493,187	493,187
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 51.59		£ 55.05
– Global Employee Share Plan | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,312,639	1,312,639
Number of non-vested shares, ending balance (in shares)	1,512,535	1,512,535	1,312,639	1,312,639
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 93.50
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 97.14		$ 93.50
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	401,915	401,915	374,232	374,232
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 120.73		$ 118.12
– UK Share Plan | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	35,974	35,974
Number of non-vested shares, ending balance (in shares)	44,179	44,179	35,974	35,974
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 54.68
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 53.25		£ 54.68
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	7,403	7,403	6,791	6,791
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 51.56		£ 53.28
– UK Share Plan | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	0	0
Number of non-vested shares, ending balance (in shares)	0	0	0	0
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 0
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 0		$ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 0		$ 0